Related Party Transactions (Details) - USD ($)					1 Months Ended						3 Months Ended			6 Months Ended			12 Months Ended
	May 05, 2022	Mar. 23, 2022	Jul. 14, 2021	Mar. 01, 2021	Jun. 23, 2023	Jun. 22, 2023	Dec. 16, 2021	Jul. 23, 2021	Jun. 30, 2021	Feb. 16, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2020
Related Party Transactions (Details) [Line Items]
Investment and securities description														(i) $2,500,000 from related party Material Impact Fund II, L.P. (“Material Impact”) as their contribution to the PIPE Investment, (ii) $7,500,000 from related party Schlumberger Technology Corporation as their contribution to the PIPE Investment, (iii) $7,500,000 from related party Transocean Ltd. as their contribution to the PIPE Investment, and (iv) $5,102,000 from related party Material Impact and $29,591,600 from related party ATW pursuant to the Securities Purchase Agreement.				(i) $2,500,000 from related party Material Impact Fund II, L.P. as their contribution to the PIPE Investment, (ii) $7,500,000 from related party Schlumberger Technology Corporation as their contribution to the PIPE Investment, (iii) $7,500,000 from related party Transocean Ltd. as their contribution to the PIPE Investment, and (iv) $5,102,000 from related party Material Impact Fund II, L.P. pursuant to the Securities Purchase Agreement. Material Impact Fund II,L.P. currently holds $5,102,000 of the outstanding Debentures bearing 5% interest, payable quarterly, maturing September 9, 2026, as well as holding outstanding Common Stock of the Company.
Outstanding debentures bearing interest payable											5.00%			5.00%
Received amount											$ 419,214			$ 1,407,018
Lower exercise price (in Dollars per share)														$ 0.01			$ 0.01
Weighted average price per share (in Dollars per share)											$ 3.28			$ 3.28
Exercise of stock options (in Shares)					165,713													31,255
Common stock shares (in Shares)					165,713												3,100,000
Warrants issued (in Shares)					165,713
Contract services																	$ 224,400	$ 494,835
Accounts receivable											$ 0			$ 0			21,000
Accounts receivable																	21,000	39,225
Interest payments																	$ 80,073
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Lower exercise price (in Dollars per share)						$ 20								$ 20
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Currently holds amount														$ 29,591,600
Shares issued (in Shares)						263,976
Warrant exercise price (in Dollars per share)						$ 2.04
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Currently holds amount														$ 5,102,000
Shares issued (in Shares)						1,531,059
Warrant exercise price (in Dollars per share)						$ 4.64
Weighted Average [Member]
Related Party Transactions (Details) [Line Items]
Lower exercise price (in Dollars per share)						3.28
Weighted average price per share (in Dollars per share)						$ 3.28
CleanTech Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Administrative and support services			$ 10,000
Administrative service fees												$ 30,000	$ 0		$ 60,000	$ 0		$ 53,333
Borrow an aggregate amount	$ 133,333	$ 267,000
Promissory note outstanding								$ 188,302
Business combination, description															The notes would either be paid upon consummation of the Company’s initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon consummation of the Business Combination into additional private warrants to purchase shares of common stock at a conversion price of $1.00 per private warrant (which, for example, would result in the holders being issued private warrants to purchase 500,000 shares of common stock if $500,000 of notes were so converted).			The notes would either be paid upon consummation of the Company’s initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon consummation of the Business Combination into additional private warrants to purchase shares of Common Stock at a conversion price of $1.00 per private warrant (which, for example, would result in the holders being issued private warrants to purchase 500,000 shares of Common Stock if $500,000 of notes were so converted).
Deposit trust account																		$ 1,500,000
Price per public share (in Dollars per share)																		$ 0.1
Aggregate value																		$ 3,000,000
Lower exercise price (in Dollars per share)							$ 20
Weighted average price per share (in Dollars per share)												$ 10.07			$ 10.07			$ 9.96
Warrant exercise price (in Dollars per share)															$ 20
Sponsor owed amount															$ 60,000			$ 0
Second promissory note															$ 267,000
Business combination description															In order to extend the time available for the Company to consummate a Business Combination, without the need for a separate stockholder vote, is for the Company’s initial stockholders or their affiliates or designees, upon five days’ advance notice prior to the application deadline, to deposit into the trust account $1,500,000 or $1,725,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per public share, or an aggregate of $3,000,000 (or $3,450,000 if the over-allotment option is exercised in full) if extended for each of the full three months), on or prior to the date of the application deadline.
CleanTech Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares of common stock (in Shares)																			5,000,000
Aggregate price																			$ 25,000
Stock split, description															the Company effected a 1.4375-for-1 stock split of its issued and outstanding shares of Common Stock, resulting in an aggregate of 4,312,500 Founder Shares issued and outstanding.			the Company effected a 1.4375-for-1 stock split of its issued and outstanding shares of Common Stock, resulting in an aggregate of 4,312,500 Founder Shares issued and outstanding.
Aggregate shares of common stock subject to forfeiture (in Shares)															562,500			562,500
CleanTech Acquisition Corp [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Percentage of issued and outstanding															20.00%			20.00%
Borrow an aggregate amount				$ 250,000
CleanTech Acquisition Corp [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Underwriters amount																		$ 1,725,000
Option exercised																		$ 3,450,000
CleanTech Investments LLC [Member] | CleanTech Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Founder shares, description									In June 2021, CleanTech Sponsor and CleanTech Investments forfeited for no consideration 1,916,667 founder shares and 958,333 founder shares, respectively, which the Company cancelled, resulting in a decrease in the total number of founder shares outstanding from 7,187,500 shares to 4,312,500 shares. As a result, CleanTech Sponsor owns 2,875,000 founder shares and CleanTech Investments owns 1,437,500 founder shares. The founder shares include an aggregate of up to 562,500 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.	CleanTech Sponsor paid $16,667 to the Company, which amount was paid to CleanTech Investments LLC to cancel 4,791,667 of its Founder Shares that it previously held and immediately thereafter the Company issued 4,791,667 Founders Shares to CleanTech Sponsor. As a result, CleanTech Sponsor owns 4,791,667 Founders Shares and CleanTech Investments LLC owns 2,395,833 Founder Shares. CleanTech Sponsor and CleanTech Investments LLC will both participate in the purchase of the Private Warrants based their pro rata ownership of Founder Shares.								CleanTech Sponsor paid $16,667 to the Company, which amount was paid to CleanTech Investments LLC to cancel 4,791,667 of its Founder Shares that it previously held and immediately thereafter the Company issued 4,791,667 Founders Shares to CleanTech Sponsor. As a result, CleanTech Sponsor owns 4,791,667 Founders Shares and CleanTech Investments LLC owns 2,395,833 Founder Shares. CleanTech Sponsor and CleanTech Investments LLC will both participate in the purchase of the Private Warrants based their pro rata ownership of Founder Shares.
Transocean Inc. [Member]
Related Party Transactions (Details) [Line Items]
Contract services												$ 0			$ 193,400
Third Promissory Note [Member] | CleanTech Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Promissory note outstanding															$ 133,333